INCOME TAX BENEFIT - Schedule of Consolidated Pretax Income (Loss) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States	$ (125,281)	$ (17,676)	$ (82,868)	$ (15,320)
Foreign	(1,079)	(3,268)	(30,075)	5,346
(Loss) income before income taxes	$ (126,360)	$ (20,944)	$ (112,943)	$ (9,974)